Revenues and Cost of Revenues (Details) - Schedule of revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of revenues [Abstract]
Software as a Service	$ 7,328	$ 3,839	$ 1,976
Advertising services	2,325
Software licenses	227	447	625
Software support services	401	587	655
Other services		13	28
Total revenues	$ 10,281	$ 4,886	$ 3,284